Net sales - Disaggregation of Revenue (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2022 CHF (SFr) salesChannel	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 1,222.1	SFr 724.6	SFr 425.3
Number of sales channels | salesChannel	2
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 354.3	260.4	187.5
thereof Switzerland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	51.5	55.1	51.8
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	738.5	409.5	208.1
Asia-Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	80.2	42.7	23.0
Rest of World
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	49.1	12.0	6.7
Shoes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1,167.5	683.3	406.4
Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	47.3	36.3	15.8
Accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	7.4	5.0	3.2
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	777.0	448.8	264.8
Direct-to-Consumer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 445.1	SFr 275.8	SFr 160.5